Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 16,107		$ 15,082
Accumulated amortization	(5,843)		(4,538)
Intangible assets, net	10,264		10,544
Customer contracts and relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	5,065		5,367
Accumulated amortization	(2,479)		(1,980)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	9,486	[1]	8,092
Accumulated amortization	(2,866)		(2,201)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,556		1,623
Accumulated amortization	(498)		$ (357)
Capitalized Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,929
Intangible assets, net	$ 1,755

[1]	Includes $1,929 thousand capitalized technology. Capitalized technology includes $1,755 thousand for which amortization has not yet begun.